RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2021
Accounting Standards Update and Change in Accounting Principle [Abstract]
RECENTLY ADOPTED AND ISSUED ACCOUNTING STANDARDS	Accounting Standards Recently Adopted or Issued
Standards Adopted in 2021

During the first quarter of 2021, the Company adopted ASU 2019-12 - Income Taxes (Topic 740): Simplifying the Accounting
for Income Taxes. This standard simplified the accounting for income taxes by removing certain exceptions to the general principles in Topic 740 and added new requirements with the intention of simplifying and clarifying existing guidance. This update did not have a material impact on the Company’s Consolidated Financial Statements.

Standards Adopted in 2020

On January 1, 2020, the Company adopted ASU 2016-13 Financial Instruments - Credit Losses (Topic 326): Measurement of
Credit Losses on Financial Instruments, which replaced the previously required incurred loss methodology with an expected loss methodology that is referred to as the current expected credit loss (CECL) methodology. The measurement of expected credit losses under the CECL methodology is applicable to financial assets measured at amortized cost, including loan receivables and held-to-maturity debt securities. It also applies to off-balance sheet credit exposures not accounted for as insurance (loan commitments, standby letters of credit, financial guarantees, and other similar instruments) and net investments in leases recognized by a lessor in accordance with Topic 842 on leases. In addition, ASC 326 made changes to the accounting for available-for-sale debt securities. One such change is to require credit losses to be presented as an allowance rather than as a write-down on available-for-sale debt securities that management does not intend to sell or believes that it is more likely than not they will be required to sell. The Company adopted ASC 326 using the modified retrospective method for all financial assets measured at amortized cost and OBS credit exposures. Results for reporting periods beginning after January 1, 2020 are presented under ASC 326 while prior period amounts continue to be reported in accordance with previously applicable GAAP. The Company recorded a net decrease to retained earnings of $56.9 million as of January 1, 2020 for the cumulative effect of adopting ASC 326. As detailed in the following table, the transition adjustment included a $61.5 million increase to the ACL, a $12.2 million increase in the ACL for unfunded commitments and a $16.8 million decrease in Deferred tax liability.

The Company adopted CECL using the prospective transition approach for financial assets purchased with credit deterioration that were previously classified as purchased credit impaired and accounted for under ASC 310-30. In accordance with the standard, First Financial did not reassess whether PCI assets met the definition of PCD assets as of the date of adoption.
In March 2020, the OCC, the Board of Governors of the Federal Reserve System, and the FDIC announced an interim final rule to delay the estimated impact on regulatory capital stemming from the implementation of CECL. The interim final rule maintains the three-year transition option in the previous rule and provides banks the option to delay for two years an estimate of CECL’s effect on regulatory capital, relative to the incurred loss methodology’s effect on regulatory capital, followed by a three-year transition period. First Financial is adopting the capital transition relief over the five year permissible period.

The impact of adopting ASC 326 was as follows:

	January 1, 2020
(dollars in thousands)	As Reported under ASC 326	Pre-ASC 326	Impact of ASC 326 Adoption
Assets
Loans
Commercial and industrial	$28,485	$18,584	$9,901
Lease financing	1,089	971	118
Construction real estate	13,960	2,381	11,579
Commercial real estate	47,697	23,579	24,118
Residential real estate	10,789	5,299	5,490
Home equity	13,217	4,787	8,430
Installment	1,193	392	801
Credit card	2,725	1,657	1,068
Allowance for credit losses on loans	$119,155	$57,650	$61,505

Liabilities
Deferred tax liability	$16,252	$33,030	$(16,778)
Allowance for credit losses on OBS credit exposures	12,740	585	12,155

For more information on the calculation of the ACL, please refer to Note 1 - Summary of Significant Accounting Policies and Note 5 - Allowance for Credit Losses.